UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2022 to December 31, 2022

Date of Report (Date of earliest event reported) February 15, 2023

Commission File Number of securitizer:

Central Index Key Number of securitizer: 0001784318

                                 Thomas Burnside, (888) 969-0959

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☒

☐ Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositors:

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):

Central Index Key Number of underwriter (if applicable):

Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT

PART I – REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

LendingPoint 2018-1 Funding Trust (“Funding Trust”) has no repurchase demand activity to report for the annual period ended December 31, 2021 with respect to the assets it sold to LP LMS 2020-1 Asset Securitization Trust, LendingPoint 2020-REV1 Asset Securitization Trust, LP LMS 2021-1 Asset Securitization Trust, LendingPoint 2021-1 Asset Securitization Trust, LendingPoint 2021-A Asset Securitization Trust, LP LMS 2021-2 Asset Securitization Trust, LendingPoint 2021-B Asset Securitization Trust, LendingPoint 2022-A Asset Securitization Trust, LendingPoint 2022-B Asset Securitization Trust and LendingPoint 2022-C Asset Securitization Trust, which Funding Trust has indicated by checking the appropriate box on the cover page of this Form ABS-15G.

SIGNATURE

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: February 15, 2023

LendingPoint 2018-1 Funding Trust, as Securitizer By: LendingPoint LLC, as Administrator of LendingPoint 2018-1 Funding Trust

By:	/s/ Thomas Burnside
Name: Thomas Burnside
Title: Chief Executive Officer